(Loss) Income Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
(Loss) Income Per Common Share

Note 10—(Loss) Income Per Common Share

Basic and diluted (loss) income per common share for the three months ended March 31, 2013, the period from February 25, 2012 through March 31, 2012, and the period from January 1, 2012 through February 24, 2012 were calculated as follows (in thousands, except number of shares and per share amounts):

	Successor		Predecessor
	Three Months Ended March 31, 2013	Period from February 25 through March 31, 2012	Period from January 1 through February 24, 2012
Basic weighted average number of common shares outstanding	120,300,654	92,368,169	1,000
Effect of dilutive securities:
Preferred shares, stock options, and warrants(1)	—	—	N/A

Diluted average shares outstanding	120,300,654	92,368,169	1,000
Net (loss) income available to common stockholders	$(3,522)	$(5,351)	$228,383
Basic (loss) income per common share	$(0.03)	$(0.06)	$228,383
Dilutive (loss) income per common share	$(0.03)	$(0.06)	$228,383
Antidilutive securities not included in the calculation of diluted (loss) income per common share (weighted average):
Preferred shares	77,005,744	64,831,831	N/A
Vested stock options	3,171,535	N/A	N/A
Unvested stock options	1,585,767	N/A	N/A
Warrants	15,737,294	15,737,294	N/A

(1)	For periods with a net loss, all potentially dilutive shares related to the preferred shares, options to acquire common stock, and warrants were excluded from the diluted loss per common share calculations because the effect of their inclusion would be antidilutive, or would decrease the reported loss per common share.

Note 15—(Loss) Income Per Common Share

Basic and diluted (loss) income per common share for the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012 and the year ended December 31, 2011 and 2010 were calculated as follows (in thousands, except number of shares and per share amounts):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Basic weighted average number of shares outstanding	103,037,842	1,000	1,000	1,000
Effect of dilutive securities:
Preferred shares, stock options, and warrants(1)	—	N/A	N/A	N/A

Diluted average shares outstanding	103,037,842	1,000	1,000	1,000
Net (loss) income available to common stockholders	$(11,602)	$228,383	$(193,330)	$(136,786)

Basic (loss) income per common share	$(0.11)	$228,383	$(193,330)	$(136,786)
Dilutive (loss) income per common share	$(0.11)	$228,383	$(193,330)	$(136,786)
Antidilutive securities not included in the calculation of diluted (loss) income per common share (weighted average):
Preferred shares	68,002,529	N/A	N/A	N/A
Vested stock options	3,171,535	N/A	N/A	N/A
Unvested stock options	1,585,767	N/A	N/A	N/A
Warrants	15,737,294	N/A	N/A	N/A

(1)	For periods with a net loss, all potentially dilutive shares related to the preferred shares, options to acquire common stock, and warrants were excluded from the diluted loss per common share calculations because the effect of their inclusion would be antidilutive, or would decrease the reported loss per common share.